Cover Page	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2021
Entity Registrant Name	SIERRA ONCOLOGY, INC.
Entity Central Index Key	0001290149
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SRRA
Security Exchange Name	NASDAQ
Entity File Number	001-37490
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0138994
Entity Address Address Line1	1820 Gateway Drive
Entity Address, Address Line 2	Suite 110
Entity Address City Or Town	San Mateo
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94404
City Area Code	605
Local Phone Number	376-8679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false